Financial Risk Management - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management
Foreign currency assets in U.S. Dollars	€ 22,237,000	€ 39,004,000
Foreign currency denominated receivables and trade payable minimum term	30 days
Foreign currency denominated receivables and trade payable maximum Term	45 days
Weakening market risk indicator percentage	10.00%
Weakening impact to profit and loss due to market risk	€ 2,224,000	3,900,000
Strengthening market risk indicator percentage	10.00%
Borrowings	€ 17,324,000	€ 13,052,000